Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	$ 183,516	$ 35,346
Restricted cash	1,175	34,606
Loans receivable from affiliates	578	280
Term Loan B facility, net of unamortized discount	(441,573)	(440,514)
Other long-term debt	(99,028)	(100,020)
Fair Value Inputs Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	183,516	35,346
Restricted cash	1,175	34,606
Loans receivable from affiliates	578	280
Term Loan B facility, net of unamortized discount	0	0
Other long-term debt	0	0
Fair Value Inputs Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable from affiliates	0	0
Term Loan B facility, net of unamortized discount	(441,573)	(440,514)
Other long-term debt	(99,028)	(100,020)
Fair Value Inputs Level III
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable from affiliates	0	0
Term Loan B facility, net of unamortized discount	0	0
Other long-term debt	$ 0	$ 0